JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 0.2%
Northrop Grumman Corp.	9	2,776

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	34	5,599

Automobiles — 1.8%
Tesla, Inc. *	50	21,493

Biotechnology — 6.0%
AbbVie, Inc.	281	24,608
Alexion Pharmaceuticals, Inc. *	35	3,994
Amgen, Inc.	87	22,047
Biogen, Inc. *	16	4,567
Exelixis, Inc. *	238	5,812
Vertex Pharmaceuticals, Inc. *	34	9,225

		70,253

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	62	5,330
Owens Corning	69	4,734

		10,064

Capital Markets — 1.7%
MSCI, Inc.	13	4,781
S&P Global, Inc.	24	8,546
State Street Corp.	110	6,503

		19,830

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	49	5,579

Communications Equipment — 0.3%
Lumentum Holdings, Inc. *	53	3,982

Containers & Packaging — 0.4%
Crown Holdings, Inc. *	58	4,435

Diversified Consumer Services — 0.5%
Chegg, Inc. *	45	3,208
H&R Block, Inc.	143	2,323

		5,531

Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. *	35	3,477

Entertainment — 2.9%
Electronic Arts, Inc. *	77	10,029
Netflix, Inc. *	31	15,500
Take-Two Interactive Software, Inc. *	53	8,691

		34,220

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	48	11,530
Crown Castle International Corp.	42	7,043
Equinix, Inc.	7	5,169

		23,742

Food & Staples Retailing — 0.6%
Sprouts Farmers Market, Inc. * (a)	357	7,462

Food Products — 1.9%
Campbell Soup Co. (a)	78	3,783
Conagra Brands, Inc.	237	8,459
JM Smucker Co. (The)	36	4,170
TreeHouse Foods, Inc. *	158	6,412

		22,824

Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co.	25	5,747

Health Care Providers & Services — 4.3%
Anthem, Inc.	56	15,042
Centene Corp. *	118	6,900
Cigna Corp.	24	3,981
DaVita, Inc. *	110	9,398
Humana, Inc.	22	9,230
UnitedHealth Group, Inc.	21	6,547

		51,098

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A *	29	8,126

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	24	10,376
Wendy’s Co. (The)	123	2,736

		13,112

Household Durables — 1.1%
Lennar Corp., Class A	43	3,512
PulteGroup, Inc.	201	9,286

		12,798

Household Products — 1.2%
Clorox Co. (The)	22	4,519
Procter & Gamble Co. (The)	69	9,646

		14,165

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	29	3,349

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A *	16	23,596
Alphabet, Inc., Class C *	14	20,868
Facebook, Inc., Class A *	144	37,583
Zillow Group, Inc., Class C * (a)	48	4,866

		86,913

Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc. *	25	77,774
eBay, Inc.	367	19,115

		96,889

IT Services — 8.5%
Accenture plc, Class A	71	15,955
Akamai Technologies, Inc. *	77	8,534
Leidos Holdings, Inc.	67	5,964
Mastercard, Inc., Class A	111	37,435
PayPal Holdings, Inc. *	95	18,698
Twilio, Inc., Class A *	30	7,339
Visa, Inc., Class A	34	6,799

		100,724

Life Sciences Tools & Services — 1.3%
IQVIA Holdings, Inc. *	53	8,402
Thermo Fisher Scientific, Inc.	17	7,285

		15,687

Media — 1.1%
Charter Communications, Inc., Class A *	14	8,866
Discovery, Inc., Class A * (a)	185	4,027

		12,893

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Metals & Mining — 0.2%
Newmont Corp.	40	2,525

Multiline Retail — 0.4%
Target Corp.	30	4,644

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc. *	109	5,053

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	306	18,449

Road & Rail — 1.1%
CSX Corp.	101	7,845
Old Dominion Freight Line, Inc.	30	5,373

		13,218

Semiconductors & Semiconductor Equipment — 5.8%
Applied Materials, Inc.	269	15,986
Lam Research Corp. (a)	57	18,911
NVIDIA Corp.	24	13,043
Qorvo, Inc. *	34	4,438
QUALCOMM, Inc.	141	16,616

		68,994

Software — 18.0%
Adobe, Inc. *	18	8,632
Cadence Design Systems, Inc. *	95	10,119
Crowdstrike Holdings, Inc., Class A *	68	9,379
Fortinet, Inc. *	84	9,861
HubSpot, Inc. *	19	5,523
Intuit, Inc. (a)	68	22,313
Microsoft Corp.	473	99,455
Oracle Corp.	343	20,495
Palo Alto Networks, Inc. *	17	4,210
ServiceNow, Inc. *	13	6,402
SS&C Technologies Holdings, Inc.	35	2,094
VMware, Inc., Class A * (a)	43	6,120
Workday, Inc., Class A *	35	7,551

		212,154

Specialty Retail — 3.1%
Best Buy Co., Inc.	98	10,918
Lowe’s Cos., Inc.	102	16,850
Tractor Supply Co.	30	4,272
Williams-Sonoma, Inc. (a)	54	4,866

		36,906

Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.	943	109,162
Dell Technologies, Inc., Class C *	173	11,731
NetApp, Inc.	97	4,261

		125,154

TOTAL COMMON STOCKS (Cost $735,172)		1,149,865

	No. of Rights (000)
RIGHTS — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $71)	33	75

	Shares (000)
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $28,040)	28,026	28,046

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	12,993	12,996
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	17,492	17,492

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $30,490)		30,488

TOTAL SHORT-TERM INVESTMENTS (Cost $58,530)		58,534

Total Investments — 102.4% (Cost $793,773)		1,208,474
Liabilities in Excess of Other Assets — (2.4)%		(28,630)

Net Assets — 100.0%		1,179,844

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $29,865,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	90	12/2020	USD	15,073	225

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,208,474	$—	$—	$1,208,474

Appreciation in Other Financial Instruments
Futures Contracts (a)	$225	$—	$—	$225

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM, 0.23% (a) (b)	$12,447	$120,063	$104,458	$(1)	$(5)	$28,046	28,026	$18	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	—	85,000	72,000	(3)	(1)	12,996	12,993	18	—
JPMorgan U.S. Government Money Market Fund Class IM, 0.06% (a) (b)	11,327	82,902	76,737	—	—	17,492	17,492	2	—

Total	$23,774	$287,965	$253,195	$(4)	$(6)	$58,534		$38	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.